Other Receivables and Other Current Assets, Net (Tables)	6 Months Ended
Apr. 30, 2025
Other Receivables and Other Current Assets [Abstract]
Schedule of Other Receivables and Other Current Assets	other receivables and other current assets comprised of the following:
	April 30, 2025	October 31, 2024
Other receivables	3,091,207	69,454
Deferred IPO Cost	—	1,088,400
Prepaid expenses	4,154	8,030
Total	3,095,361	1,165,884
Allowance for expected credit loss	(50,380)	(51,013)
Other receivables and other current assets, net	3,044,981	1,114,871
	April 30, 2025	October 31, 2024
Balance at beginning of period- Other receivables	51,013	—
Provision	(633)	51,013
Effect of translation adjustment	—	—
Balance at end of period other receivables	50,380	51,013